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COREY F. ROSE

corey.rose@dechert.com
+1 202 261 3314 Direct

May 11, 2022

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:                           AUL American Unit Trust

Securities Act File No. 033-31375

Post-Effective Amendment No. 52

Investment Company Act File No. 811-5929

Amendment No. 54

Ladies and Gentlemen:

On behalf of the AUL American Unit Trust (the “Trust”) and American United Life Insurance Company, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 52 (“PEA 52”) to the Trust’s Registration Statement on Form N-4 (“Registration Statement”) under the 1933 Act and Amendment No. 54 to the Registration Statement under the Investment Company Act of 1940, as amended.  The primary purpose of this filing is to submit for SEC staff review certain changes to the Registration Statement made in light of recently adopted rule and form changes (i.e., new Rule 498A and Form N-4 amendments). A form of “initial summary prospectus” has been filed as an exhibit to this Registration Statement.

Please contact me at (202) 261-3314 or James V. Catano at (202) 261-3376 with any comments or questions concerning this filing.  Thank you in advance for your consideration.

Sincerely,

/s/ Corey F. Rose
Corey F. Rose

cc:                                James V. Catano, Esq., Dechert LLP